Income taxes - Deferred tax assets and liabilities (Details) - CAD CAD in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Non-capital losses	CAD 14,190	CAD 16,443
Deferred financing costs	355	1,027
Billings in excess of costs on uncompleted contracts	289	123
Capital lease obligations	16,578	16,860
Deferred lease inducements	10	39
Stock-based compensation	2,672	1,619
Other	1,263	636
Deferred tax assets, gross	35,357	36,747
Deferred tax liabilities:
Unbilled revenue	3,381	3,689
Assets held for sale	67	49
Accounts receivable – holdbacks	143	0
Property, plant and equipment	58,180	59,472
Deferred tax liabilities, gross	61,771	63,210
Net deferred income tax liability	(26,414)	(26,463)
Classified as:
Deferred tax asset	13,807	15,845
Deferred tax liability	CAD (40,221)	CAD (42,308)